Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005541 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000005541 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005541 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005541 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005541 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000005541 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005541 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005541 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005541 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005541 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005541 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005541 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005541 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005541 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193180 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000193180 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000193180 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193180 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193180 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000193180 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000193180 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193180 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193180 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193180 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000193180 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193180 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193180 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193180 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	5.10%